SIGNIFICANT ACCOUNTING POLICIES - Advertising costs (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SIGNIFICANT ACCOUNTING POLICIES
Advertising Expense	¥ 7,637	¥ 7,474	¥ 10,664